Average Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2060 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2060 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.86%)
Since Inception	5.19%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F1032
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	4.97%	[1]

[1]	A From August 31, 2018